Summary Information For Incentive Compensation Awards and Restricted Stock Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Incentive Compensation Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2013	27,727
Number of Awards, Awarded	12,605
Number of Awards, Distributed	(15,201)
Number of Awards, December 31, 2013	25,131	27,727
Weighted-Average Grant-Date Fair Value,, January 1, 2013	$ 81.42
Weighted-Average Grant-Date Fair Value, Awarded	$ 99.23	$ 81.41	$ 84.71
Weighted-Average Grant-Date Fair Value, Distributed	$ 84.47
Weighted-Average Grant-Date Fair Value, December 31, 2013	$ 88.51	$ 81.42
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2013	238,594
Number of Awards, Awarded	46,376
Number of Awards, Distributed	(86,179)
Number of Awards, Forfeited	(1,742)
Number of Awards, December 31, 2013	197,049	238,594
Weighted-Average Grant-Date Fair Value,, January 1, 2013	$ 81.19
Weighted-Average Grant-Date Fair Value, Awarded	$ 108.24	$ 69.12	$ 86.90
Weighted-Average Grant-Date Fair Value, Distributed	$ 80.26
Weighted-Average Grant-Date Fair Value, Forfeited	$ 86.75
Weighted-Average Grant-Date Fair Value, December 31, 2013	$ 87.91	$ 81.19